TETON Westwood Equity Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.8%
	Aerospace — 1.7%
4,895	L3Harris Technologies Inc.	$830,535

	Banking — 7.6%
38,149	Bank of America Corp.	906,039
16,149	JPMorgan Chase & Co.	1,518,975
46,912	Wells Fargo & Co.	1,200,947

		3,625,961

	Broadcasting — 2.1%
8,055	Liberty Broadband Corp., Cl. C†	998,498

	Business Services — 2.5%
7,047	Equifax Inc.	1,211,238

	Computer Software and Services — 15.2%
6,361	Activision Blizzard Inc.	482,800
750	Alphabet Inc., Cl. A†	1,063,538
3,422	Apple Inc.	1,248,346
4,354	CACI International Inc., Cl. A†	944,296
32,352	Cisco Systems Inc.	1,508,897
9,938	Micron Technology Inc.†	512,006
7,321	Microsoft Corp.	1,489,897

		7,249,780

	Consumer Products — 4.2%
13,682	Church & Dwight Co. Inc.	1,057,619
12,902	Colgate-Palmolive Co.	945,201

		2,002,820

	Diversified Industrial — 6.0%
10,821	Eaton Corp. plc	946,621
14,355	Fortive Corp.	971,259
6,584	Honeywell International Inc.	951,981

		2,869,861

	Electronics — 2.1%
7,859	Texas Instruments Inc.	997,857

	Energy and Energy Services — 1.3%
12,355	EOG Resources Inc.	625,904

	Energy: Integrated — 5.5%
8,450	DTE Energy Co.	908,375
3,894	NextEra Energy Inc.	935,222
8,927	WEC Energy Group Inc.	782,452

		2,626,049

	Energy: Oil — 3.2%
10,136	Chevron Corp.	904,435
14,640	ConocoPhillips	615,173

		1,519,608

	Entertainment — 2.0%
8,391	The Walt Disney Co.	935,680

	Financial Services — 11.3%
29,985	American International Group Inc.	934,932
8,941	Assurant Inc.	923,516
26,130	Brookfield Asset Management Inc., Cl. A	859,677
12,910	Capital One Financial Corp.	808,037
7,591	Chubb Ltd.	961,172
26,410	The Charles Schwab Corp.	891,073

		5,378,407

Shares		Market Value

	Food and Beverage — 3.9%
17,645	Hormel Foods Corp.	$851,724
7,436	PepsiCo Inc.	983,485

		1,835,209

	Health Care — 12.2%
9,620	Abbott Laboratories	879,557
5,490	Becton, Dickinson and Co.	1,313,592
9,385	Johnson & Johnson	1,319,813
11,990	Medtronic plc	1,099,483
4,057	UnitedHealth Group Inc.	1,196,612

		5,809,057

	Real Estate — 3.9%
10,980	Prologis Inc., REIT	1,024,763
4,283	Public Storage, REIT	821,865

		1,846,628

	Retail — 7.7%
24,224	CVS Health Corp.	1,573,833
5,334	McDonald’s Corp.	983,963
4,362	The Home Depot Inc.	1,092,725

		3,650,521

	Telecommunications — 4.3%
36,463	AT&T Inc.	1,102,276
6,807	Motorola Solutions Inc.	953,865

		2,056,141

	Transportation — 2.1%
5,835	Union Pacific Corp.	986,523

	TOTAL COMMON STOCKS	47,056,277

	SHORT TERM INVESTMENT — 1.2%
	Other Investment Companies — 1.2%
582,267	Dreyfus Treasury Securities Cash Management, 0.080%*	582,267

	TOTAL INVESTMENTS — 100.0% (Cost $44,975,021)	$47,638,544

*	1 day yield as of June 30, 2020.
†	Non-income producing security.
REIT	Real Estate Investment Trust

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